Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for each of our Chief Executive Officers during 2022 and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” (“CAP”) to such individuals, as defined under SEC rules, for each of 2022, 2021 and 2020. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, Net Income and Adjusted EBITDA (our company-selected measure) over such years in accordance with SEC rules.
Fiscal Year	Summary Compensation Table Total for First PEO(1)	Compensation Actually Paid to First PEO(5)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to Second PEO(5)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On:		Net Income/(Loss)(4)	Adjusted EBITDA
							Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	4,538,176	(2,164,082)	8,375,608	5,440,653	2,645,158	(226,183)	49.64	148.65	(4,035,600,000)	1,112,700,000
2021	5,322,010	2,815,100	N/A	N/A	4,404,432	3,903,063	140.00	188.32	(311,956,000)	800,400,000
2020	20,672,203	17,397,284	N/A	N/A	2,584,121	5,873,874	176.85	131.74	(350,625,000)	486,600,000

(1)
The first PEO is Jerre Stead and the second PEO is Jonathan Gear.

(2)
The 2022 NEOs are: Jonathan Collins, Steen Lomholt-Thomsen, Gordon Samson and Stefano Maestri; the 2021 NEOs are Jonathan Collins, Steen Lomholt-Thomsen, Gordon Samson, Mukhtar Ahmed, Richard Hanks and Jeff Roy; the 2020 NEOs are Richard Hanks, Mukhtar Ahmed, Jeff Roy and Stephen Hartman.

(3)
Our TSR peer group is the peer group used for purposes of the “stock performance graph” in Clarivate’s 10-K and consists of the following companies: FactSet Research Inc., Gartner Inc., Moody’s Corporation, MSCI Inc., S&P Global Inc. and Verisk Analytics, Inc.

(4)
Our 2022 net income (loss), as reported under US GAAP, includes a goodwill impairment of $4.4 billion.

(5)
The following tables show what adjustments were made to the summary compensation table total to calculate CAP. We did not pay any dividends during 2020, 2021 or 2022 and thus no adjustments were made on account of dividend payments. CAP does not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our HRCC in regard to the PEOs’ and our other NEOs’ compensation for fiscal year 2022, see “Compensation Discussion and Analysis”, above.

Fiscal Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards & Option Awards	Year End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards that Vested During the Current Year (b)	Change in Fair Value of Prior Awards that Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year End Fair Value of Prior Awards that Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) +(d) – (e)	Compensation Actually Paid to First PEO
2022	4,538,176	(3,580,701)	1,856,790	(276,647)	(4,701,700)	—	—	(3,121,557)	(2,164,082)
2021	5,322,010	(4,247,279)	4,115,427	—	(2,375,058)	—	—	1,740,369	2,815,100
2020	20,672,203	(19,272,972)	4,775,653	3,360,000	—	7,862,400	—	15,998,053	17,397,284
Fiscal Year	Summary Compensation Table Total for Second PEO	Exclusion of Stock Awards & Option Awards	Year End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards that Vested During the Current Year (b)	Change in Fair Value of Prior Awards that Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year End Fair Value of Prior Awards that Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) +(d) – (e)	Compensation Actually Paid to Second PEO
2022	8,375,608	(7,561,183)	4,626,228	—	—	—	—	4,626,228	5,440,653
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards & Option Awards	Year End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards that Vested During the Current Year (b)(A)	Change in Fair Value of Prior Awards that Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year End Fair Value of Prior Awards that Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) +(d) – (e)	Average Compensation Actually Paid to Non-PEO NEOs
2022	2,645,158	(1,436,030)	813,381	(766,261)	(1,482,431)	—	—	(1,435,311)	(226,183)
2021	4,404,432	(3,692,252)	3,450,625	(11,284)	(145,225)	46,962	150,195	3,190,883	3,903,063
2020	2,584,121	(1,741,649)	1,036,784	3,994,618	—	—	—	5,031,402	5,873,874

(A)
Average compensation actually paid to the non-PEO NEOs in 2020 includes a change in fair value of all outstanding stock options granted in prior years that received accelerated vesting. This average fair value increased CAP by $3,994,618.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The first PEO is Jerre Stead and the second PEO is Jonathan Gear.

(2)
The 2022 NEOs are: Jonathan Collins, Steen Lomholt-Thomsen, Gordon Samson and Stefano Maestri; the 2021 NEOs are Jonathan Collins, Steen Lomholt-Thomsen, Gordon Samson, Mukhtar Ahmed, Richard Hanks and Jeff Roy; the 2020 NEOs are Richard Hanks, Mukhtar Ahmed, Jeff Roy and Stephen Hartman.

Peer Group Issuers, Footnote [Text Block]
(3)
Our TSR peer group is the peer group used for purposes of the “stock performance graph” in Clarivate’s 10-K and consists of the following companies: FactSet Research Inc., Gartner Inc., Moody’s Corporation, MSCI Inc., S&P Global Inc. and Verisk Analytics, Inc.

Adjustment To PEO Compensation, Footnote [Text Block]
(5)
The following tables show what adjustments were made to the summary compensation table total to calculate CAP. We did not pay any dividends during 2020, 2021 or 2022 and thus no adjustments were made on account of dividend payments. CAP does not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our HRCC in regard to the PEOs’ and our other NEOs’ compensation for fiscal year 2022, see “Compensation Discussion and Analysis”, above.

Fiscal Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards & Option Awards	Year End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards that Vested During the Current Year (b)	Change in Fair Value of Prior Awards that Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year End Fair Value of Prior Awards that Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) +(d) – (e)	Compensation Actually Paid to First PEO
2022	4,538,176	(3,580,701)	1,856,790	(276,647)	(4,701,700)	—	—	(3,121,557)	(2,164,082)
2021	5,322,010	(4,247,279)	4,115,427	—	(2,375,058)	—	—	1,740,369	2,815,100
2020	20,672,203	(19,272,972)	4,775,653	3,360,000	—	7,862,400	—	15,998,053	17,397,284
Fiscal Year	Summary Compensation Table Total for Second PEO	Exclusion of Stock Awards & Option Awards	Year End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards that Vested During the Current Year (b)	Change in Fair Value of Prior Awards that Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year End Fair Value of Prior Awards that Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) +(d) – (e)	Compensation Actually Paid to Second PEO
2022	8,375,608	(7,561,183)	4,626,228	—	—	—	—	4,626,228	5,440,653

Non-PEO NEO Average Total Compensation Amount	$ 2,645,158	$ 4,404,432	$ 2,584,121
Non-PEO NEO Average Compensation Actually Paid Amount	$ (226,183)	3,903,063	5,873,874
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The following tables show what adjustments were made to the summary compensation table total to calculate CAP. We did not pay any dividends during 2020, 2021 or 2022 and thus no adjustments were made on account of dividend payments. CAP does not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our HRCC in regard to the PEOs’ and our other NEOs’ compensation for fiscal year 2022, see “Compensation Discussion and Analysis”, above.
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards & Option Awards	Year End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards that Vested During the Current Year (b)(A)	Change in Fair Value of Prior Awards that Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year End Fair Value of Prior Awards that Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) +(d) – (e)	Average Compensation Actually Paid to Non-PEO NEOs
2022	2,645,158	(1,436,030)	813,381	(766,261)	(1,482,431)	—	—	(1,435,311)	(226,183)
2021	4,404,432	(3,692,252)	3,450,625	(11,284)	(145,225)	46,962	150,195	3,190,883	3,903,063
2020	2,584,121	(1,741,649)	1,036,784	3,994,618	—	—	—	5,031,402	5,873,874

(A)
Average compensation actually paid to the non-PEO NEOs in 2020 includes a change in fair value of all outstanding stock options granted in prior years that received accelerated vesting. This average fair value increased CAP by $3,994,618.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following is an unranked list of the performance measures we have determined as our most important performance measures used to link CAP to our NEOs to company performance in the most recently complete fiscal year.
•
Revenue

•
Free Cash Flow

•
Adjusted EBITDA

•
Adjusted EBITDA Margin

•
Relative TSR

Total Shareholder Return Amount	$ 49.64	140	176.85
Peer Group Total Shareholder Return Amount	148.65	188.32	131.74
Net Income (Loss)	$ (4,035,600,000)	$ (311,956,000)	$ (350,625,000)
Company Selected Measure Amount	1,112,700,000	800,400,000	486,600,000
Goodwill, Impairment Loss	$ 4,400,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
First PEO[Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,538,176	$ 5,322,010	$ 20,672,203
PEO Actually Paid Compensation Amount	$ (2,164,082)	2,815,100	17,397,284
PEO Name	Jerre Stead
First PEO[Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,580,701)	(4,247,279)	(19,272,972)
First PEO[Member] | Year End Fair Value Of Unvested Equity Granted During The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,856,790	4,115,427	4,775,653
First PEO[Member] | Change In Fair Value Of Prior Awards That Vested During The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(276,647)		3,360,000
First PEO[Member] | Change In Fair Value Of Prior Awards That Remained Unvested At End Of Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,701,700)	(2,375,058)
First PEO[Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,121,557)	1,740,369	15,998,053
First PEO[Member] | Fair Value Of Vest Of Awards Granted And Vested During The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,862,400
Second PEO[Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	8,375,608
PEO Actually Paid Compensation Amount	$ 5,440,653
PEO Name	Jonathan Gear
Second PEO[Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,561,183)
Second PEO[Member] | Year End Fair Value Of Unvested Equity Granted During The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,626,228
Second PEO[Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,626,228
Non-PEO NEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,436,030)	(3,692,252)	(1,741,649)
Non-PEO NEO [Member] | Year End Fair Value Of Unvested Equity Granted During The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	813,381	3,450,625	1,036,784
Non-PEO NEO [Member] | Change In Fair Value Of Prior Awards That Vested During The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(766,261)	(11,284)	3,994,618
Non-PEO NEO [Member] | Change In Fair Value Of Prior Awards That Remained Unvested At End Of Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,482,431)	(145,225)
Non-PEO NEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,435,311)	3,190,883	$ 5,031,402
Non-PEO NEO [Member] | Fair Value Of Vest Of Awards Granted And Vested During The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		46,962
Non-PEO NEO [Member] | Change In Fair Value Of Prior Awards That Remained Unvested At End Of Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 150,195